Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Summary of Lease Expense

For the years ended December 31, 2023, 2024 and 2025, the lease expense is as follow:

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Operating lease expense	50,183	60,232	71,430
Short-term lease expense	72,673	82,934	110,693
Total lease expense	122,856	143,166	182,123

Summary of Supplemental Consolidated Balance Sheet Information Related to Lease

Supplemental consolidated balance sheet information related to leases was as follows:

	As of December 31,	As of December 31,
	2024	2025
Operating lease:	RMB	RMB
Operating leases right-of-use assets (note)	127,824	132,607
Current portion of lease liabilities	49,992	63,720
Non-current portion of lease liabilities	79,934	70,031
Total operating lease liabilities	129,926	133,751
Weighted-average remaining lease term (in years) – operating leases	4.66	3.70
Weighted-average discount rate – operating leases	3.63%	3.47%

Note: The amount of operating leases right-of-use assets is presented within other non-current assets in the consolidated balance sheets.

Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreement Based On 842

As of December 31, 2025, future minimum lease payments under non-cancellable operating lease agreements for which the Group has recognized operating lease right-of-use assets and liabilities are as follows:

Years ending	RMB
2026	67,336
2027	31,524
2028	11,501
2029	6,271
2030 and thereafter	25,754
Total undiscounted cash flows	142,386
Less: imputed interest	8,635
Total	133,751

Lease liabilities due within one year	63,720
Lease liabilities due after one year	70,031

Short-term lease commitment:
2026	59,579